CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and Cash Equivalents	$ 39,177	$ 31,078
Restricted Cash	5,207	2,283
Accounts Receivable, Net	16,223	26,287
Prepaid Expenses	6,227	4,319
Inventory	21,931	31,183
Voyages in Progress	6,570	11,178
Other Current Assets	3,436	2,582
Total Current Assets	98,771	108,910
Non-Current Assets
Vessels	715,273	768,584
Right of Use Assets	975	578
Other Non-Current Assets	2,568	1,124
Total Non-Current Assets	718,816	770,286
Total Assets	817,587	879,196
Current Liabilities
Accounts Payable	4,257	3,446
Accrued Voyage Expenses	12,294	11,748
Deferred Revenue	5,632	3,949
Other Current Liabilities	7,572	6,909
Dividends Payable	8,470	12,528
Current Portion of Long-Term Debt	21,560	31,898
Total Current Liabilities	59,785	70,478
Non-Current Liabilities
Long-Term Debt	248,144	269,697
Other Non-Current Liabilities	845	717
Total Non-Current Liabilities	248,989	270,414
Commitments and Contingencies
Shareholders' Equity
Common Stock, par value $0.01 per share 360,000,000 authorized, 211,750,663 and 208,796,444 issued and outstanding at December 31, 2024, and 2023, respectively	2,117	2,087
Additional Paid-in Capital	198,206	191,004
Contributed Surplus	321,185	404,823
Accumulated Other Comprehensive Loss	(1,822)	(2,094)
Retained Earnings (Accumulated Deficit)	(10,873)	(57,516)
Total Shareholders' Equity	508,813	538,304
Total Liabilities and Shareholders' Equity	$ 817,587	$ 879,196